General information and significant accounting policies - Narrative (Details)	1 Months Ended				9 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($) vessel	Sep. 30, 2022 vessel	Aug. 31, 2021 USD ($) vessel	May 31, 2021 USD ($)	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel vesselClass $ / shares shares	Dec. 31, 2021 USD ($) vesselClass vessel $ / shares shares	Dec. 31, 2020 USD ($) vessel vesselClass	Mar. 24, 2023 USD ($)	Nov. 01, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						1
Number of bareboat chartered-in vessels						21
Number of vessel classes | vesselClass						4	4	4
Estimated useful lives						25 years
Impairment loss recognised in profit or loss, goodwill | $						$ 0	$ 0	$ 2,639,000
Reversal of previously recorded impairment | $						12,708,000
Number of vessels acquired			9
Number of dual fuel tankers acquired			5
Number of 1A LR1 product tankers acquired			4
Proportion of ownership interest in joint venture			50.00%
Financial liabilities at FVTPL | $						$ 0	$ 0
Number of shares issued (in shares) | shares						61,262,838
Percent of receivables collected						98.00%
Pool Arrangements
Disclosure of detailed information about property, plant and equipment [line items]
Percentage lease revenue recognized as earned						100.00%
Common stock
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares outstanding (in shares) | shares						61,262,838	58,369,516
Number of shares issued (in shares) | shares						61,262,838	58,369,516
Par value per share (in dollars per share) | $ / shares						$ 0.01	$ 0.01
AVIC Lease Financing
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels, purchase option exercised		4
AVIC Lease Financing | Lease Option to Purchase Option Exercised
Disclosure of detailed information about property, plant and equipment [line items]
Repayments | $	$ 77,800,000
Ocean Yield Lease Financing | Lease Option to Purchase Option Exercised | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Repayments | $					$ 55,600,000
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid | $			$ 6,700,000
Additional investment in joint venture | $										$ 1,750,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						113	131
Estimated useful lives						25 years
Average scrap market rates period						4 years
Number of vessels with fair value less than carrying value							85
Vessels | 2021 Ocean Yield Lease Financing | Lease Option to Purchase Option Exercised | STI Sanctity
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Exercise of the purchase options at expiration | $									$ 27,800,000
Vessels | 2021 CSSC Lease Financing | Lease Option to Purchase Option Exercised | STI Grace and STI Jermyn
Disclosure of detailed information about property, plant and equipment [line items]
Exercise of the purchase options at expiration | $									46,900,000
Vessels | IFRS 16 - Leases - Trafigura | Lease Option to Purchase Option Exercised | STI Lavender, STI Magnetic, STI Marshall and STI Miracle
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Exercise of the purchase options at expiration | $									$ 102,900,000
Vessels | Top of range
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Period for scheduled repairs and maintenance						60 months
Vessels | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance						30 months
Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						113
MR | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels								13
Impairment of vessels | $								$ 14,200,000
Number of vessels with fair value less than carrying value								13
Reversal of previously recorded impairment | $						$ 12,700,000
MR | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						60
MR | Owned or financed lease product tankers | Vessels | Lease Option to Purchase Option Exercised | STI Brooklyn and STI Ville
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels, purchase option exercised	2
LR2 | Vessels | 2021 CSSC Lease Financing | STI Grace and STI Jermyn
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid | $				$ 57,400,000
LR2 | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						39
LR2 | Owned or financed lease product tankers | Vessels | Lease Option to Purchase Option Exercised | STI Rose and STI Rambla
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels, purchase option exercised	2
LR2 | Owned or financed lease product tankers | Vessels | Lease Option to Purchase Option Exercised | STI Sanctity, STI Steadfast and STI Supreme | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels, purchase option exercised					3
Handymax | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						14
LR1 | NPTI September Closing
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, goodwill | $								$ 2,600,000